Segment Disclosures (Narrative) (Details)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Segment	Jun. 30, 2014 Segment	Sep. 30, 2015 Segment	Dec. 31, 2014 Manufacturing_complex Segment
Segment reporting information
Number of business segments	2	2		5
Ammonia
Segment reporting information
Percentage of nitrogen				82.00%
Number of complexes producing ammonia | Manufacturing_complex				7
Granular Urea
Segment reporting information
Percentage of nitrogen				46.00%
UAN | Minimum
Segment reporting information
Percentage of nitrogen				28.00%
UAN | Maximum
Segment reporting information
Percentage of nitrogen				32.00%
Other | AN
Segment reporting information
Percentage of nitrogen				34.00%
Other | DEF
Segment reporting information
Percentage of high-purity urea				32.50%
Percentage of deionized water				0.675
Other | Forty Percent Concentration
Segment reporting information
Percentage of urea concentration within urea liquor				0.40
Other | Fifty Percent Concentration
Segment reporting information
Percentage of urea concentration within urea liquor				0.50
Other | Seventy Percent Concentration
Segment reporting information
Percentage of urea concentration within urea liquor				0.70
Subsequent Event
Segment reporting information
Number of business segments			6
GrowHow | Subsequent Event
Segment reporting information
Business acquisition, percentage of voting interests acquired			50.00%